Annual Total Returns [BarChart] - iShares Interest Rate Hedged Emerging Markets Bond ETF - iShares Interest Rate Hedged Emerging Markets Bond ETF	Mar. 01, 2021
Bar Chart Table:
Annual Return 2016	9.37%
Annual Return 2017	9.37%
Annual Return 2018	(3.77%)
Annual Return 2019	8.20%
Annual Return 2020	(2.68%)